Investment Objectives and Goals - GraniteShares Short Term Box ETF	Aug. 14, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.